UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
 (Address of principal executive offices) (Zip code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 88.47%
	Communications - 0.69%
	Media - 0.69%
289,627	Lions Gate Entertainment Corp. - Class A (b)	$7,188,542
289,627	Lions Gate Entertainment Corp. - Class B (b)	6,794,649
	Total Communications (Cost $15,251,518)	13,983,191

	Consumer Discretionary - 11.56%
	Auto Components - 1.13%
248,360	Aptiv PLC (b)	22,757,227

	Distributors - 1.45%
922,565	LKQ Corp. (a)	29,429,823

	Diversified Consumer Services - 1.28%
437,062	ServiceMaster Global Holdings Inc. (a)	25,992,077

	Household Durables - 2.66%
449,975	Garmin Ltd. (b)	27,448,475
123,154	Mohawk Industries, Inc. (a)	26,388,208
		53,836,683
	Internet & Direct Marketing Retail - 2.75%
17,440	Amazon.com, Inc. (a)	29,644,512
216,560	Expedia, Inc.	26,028,346
		55,672,858
	Media - 1.24%
517,000	Live Nation Entertainment, Inc. (a)	25,110,690

	Specialty Retail - 1.05%
345,890	Williams-Sonoma, Inc.	21,230,728
	Total Consumer Discretionary (Cost $197,738,470)	234,030,086

	Consumer Staples - 1.45%
	Household Products - 0.97%
145,325	The Clorox Co.	19,655,206

	Personal Products - 0.48%
68,520	The Estee Lauder Companies Inc. - Class A	9,777,119
	Total Consumer Staples (Cost $23,598,134)	29,432,325

	Energy - 0.80%
	Energy Equipment & Services - 0.80%
636,621	Oceaneering International, Inc.	16,208,371
	Total Energy (Cost $17,312,230)	16,208,371

	Financials - 6.55%
	Capital Markets - 6.55%
412,215	Intercontinental Exchange, Inc.	30,318,413
197,250	MSCI, Inc.	32,631,068
387,094	Nasdaq, Inc.	35,330,069
168,410	S&P Global, Inc.	34,337,115
	Total Financials (Cost $73,517,450)	132,616,665

	Health Care - 15.70%
	Biotechnology - 2.38%
200,210	Alnylam Pharmaceuticals, Inc. (a)	19,718,683
755,672	Portola Pharmaceuticals, Inc. (a)	28,541,731
		48,260,414
	Health Care Equipment & Supplies - 5.03%
122,195	Align Technology, Inc. (a)	41,807,797
307,075	Danaher Corp.	30,302,161
36,875	Merit Medical Systems, Inc. (a)	1,888,000
349,015	Nevro Corp. (a)	27,868,848
		101,866,806
	Health Care Technology - 2.99%
235,490	athenahealth Inc. (a)	37,475,879
1,092,700	Evolent Health, Inc. - Class A (a)	23,001,335
		60,477,214
	Life Sciences Tools & Services - 2.08%
312,409	Agilent Technologies, Inc.	19,319,372
10,545	Bio-Techne Corp.	1,560,133
76,100	Illumina, Inc. (a)	21,253,969
		42,133,474
	Pharmaceuticals - 3.22%
1,000,400	Mylan NV (a) (b)	36,154,456
308,225	Optinose, Inc. (a)	8,624,136
239,600	Zoetis Inc	20,411,524
		65,190,116
	Total Health Care (Cost $254,485,688)	317,928,024

	Industrials - 18.33%
	Aerospace & Defense - 1.29%
59,460	Harris Corp.	8,594,348
265,517	Hexcel Corp.	17,625,019
		26,219,367
	Building Products - 2.84%
237,030	Allegion PLC (b)	18,336,641
317,520	AO Smith Corp.	18,781,308
543,300	Masco Corp.	20,330,286
		57,448,235
	Commercial Services & Supplies - 1.45%
429,340	Republic Services, Inc.	29,349,682

	Electrical Equipment - 0.91%
110,588	Rockwell Automation, Inc.	18,383,043

	Industrial Conglomerates - 1.62%
119,256	Roper Industries, Inc.	32,903,923

	Machinery - 5.29%
1,106,194	Evoqua Water Technologies Corp. (a)	22,676,977
57,344	Nordson Corp.	7,363,543
128,535	Parker-Hannifin Corp.	20,032,180
217,554	WABCO Holdings Inc. (a)	25,458,169
468,399	Xylem, Inc.	31,560,725
		107,091,594
	Professional Services - 4.93%
147,475	Equifax Inc.	18,450,597
544,820	IHS Markit Ltd. (a) (b)	28,107,264
306,203	Verisk Analytics, Inc (a)	32,959,691
408,220	WageWorks, Inc. (a)	20,411,000
		99,928,552
	Total Industrials (Cost $311,762,374)	371,324,396

	Information Technology - 26.61%
	Communications Equipment - 2.21%
83,188	F5 Networks, Inc. (a)	14,345,771
86,776	Motorola Solutions, Inc.	10,098,123
98,483	Palo Alto Networks, Inc. (a)	20,235,302
		44,679,196
	Electronic Equipment, Instruments & Components - 4.26%
260,110	Amphenol Corp. - Class A	22,668,586
112,460	National Instruments Corp.	4,721,071
214,970	TE Connectivity Ltd. (b)	19,360,198
483,315	Trimble Inc. (a)	15,872,065
165,094	Zebra Technologies Corp. - Class A (a)	23,649,716
		86,271,636
	Internet Software & Services - 1.87%
134,816	Akamai Technologies, Inc. (a)	9,872,576
24,840	Alphabet, Inc. - Class A (a)	28,049,079
		37,921,655
	IT Services - 4.04%
101,285	Fidelity National Information Services, Inc.	10,739,248
288,940	Fiserv, Inc. (a)	21,407,565
110,845	FleetCor Technologies Inc. (a)	23,349,499
133,905	MasterCard, Inc. - Class A	26,315,011
		81,811,323
	Semiconductors & Semiconductor Equipment - 2.48%
182,054	Microchip Technology, Inc.	16,557,811
414,880	Semtech Corp. (a)	19,520,104
218,560	Xilinx, Inc.	14,263,226
		50,341,141
	Software - 11.75%
914,730	8x8, Inc. (a)	18,340,336
214,100	Aspen Technology, Inc. (a)	19,855,634
2,641,948	BlackBerry Ltd (a) (b)	25,494,798
141,756	Electronic Arts Inc. (a)	19,990,431
217,845	Guidewire Software Inc. (a)	19,340,279

188,904	Intuit, Inc.	38,594,032
130,259	Red Hat, Inc. (a)	17,502,902
149,360	salesforce.com, inc. (a)	20,372,704
117,053	ServiceNow, Inc. (a)	20,188,131
247,530	Synopsys, Inc. (a)	21,181,142
144,800	Take-Two Interactive Software, Inc. (a)	17,138,528
		237,998,917
	Total Information Technology (Cost $416,711,808)	539,023,868

	Materials - 6.78%
	Chemicals - 6.78%
205,170	Ecolab Inc.	28,791,506
351,510	FMC Corp.	31,358,207
305,184	Ingevity Corp. (a)	24,677,179
173,995	International Flavors & Fragrances Inc.	21,568,420
195,120	Praxair, Inc.	30,858,228
	Total Materials (Cost $96,056,444)	137,253,540

	TOTAL COMMON STOCKS (Cost $1,406,434,116)	1,791,800,466

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.28%
	Real Estate - 2.28%
138,905	American Tower Corp.	20,025,934
60,929	Equinix Inc.	26,192,768
	Total Real Estate (Cost $29,911,572)	46,218,702

	TOTAL REITS (Cost $29,911,572)	46,218,702

	SHORT TERM INVESTMENT - 7.73%
	Investment Company - 7.73%
156,489,586	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (c)	156,489,586
	Total Investment Company	156,489,586

	TOTAL SHORT TERM INVESTMENT (Cost $156,489,586)	156,489,586

	Total Investments (Cost $1,592,835,274) - 98.48%	1,994,508,754
	Other Assets in Excess of Liabilities - 1.52%	30,843,666
	TOTAL NET ASSETS - 100.00%	$2,025,352,420

PLC — Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $191,642,250 (9.46% of net assets) at June 30, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$1,592,835,274
Gross unrealized appreciation	451,788,062
Gross unrealized depreciation	(50,114,582)
Net unrealized appreciation	$401,673,480

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Dividend Focus Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 89.18%
	Consumer Discretionary - 12.16%
	Automobiles - 0.55%
8,200	General Motors Co.	$323,080

	Hotels, Restaurants & Leisure - 2.78%
11,625	Carnival Corp. (b)	666,228
6,775	Cedar Fair, L.P.	426,893
2,125	Marriott International, Inc. - Class A	269,025
5,700	Starbucks Corp.	278,445
		1,640,591
	Internet & Direct Marketing Retail - 1.73%
600	Amazon.com, Inc. (a)	1,019,880

	Media - 5.07%
56,450	AMC Entertainment Holdings, Inc. - Class A	897,555
15,200	Comcast Corp. - Class A	498,712
22,400	Twenty-First Centy Fox, Inc. - Class A	1,113,056
4,550	The Walt Disney Co.	476,885
		2,986,208
	Specialty Retail - 2.03%
4,225	The Home Depot, Inc.	824,298
6,100	Williams-Sonoma, Inc.	374,418
		1,198,716
	Total Consumer Discretionary (Cost $5,215,164)	7,168,475

	Consumer Staples - 6.21%
	Beverages - 1.02%
5,550	PepsiCo, Inc.	604,229

	Food & Staples Retailing - 2.45%
11,400	CVS Health Corp.	733,590
6,900	Walgreens Boots Alliance, Inc.	414,104
3,450	Wal-Mart Stores, Inc.	295,492
		1,443,186
	Food Products - 1.49%
8,375	The Kraft Heinz Co.	526,117
5,400	Pinnacle Foods Inc.	351,324
		877,441
	Household Products - 1.25%
4,450	Colgate-Palmolive Co.	288,404
5,725	The Procter & Gamble Co.	446,894
		735,298
	Total Consumer Staples (Cost $3,322,993)	3,660,154

	Energy - 6.79%
	Energy Equipment & Services - 1.08%
7,600	Halliburton Co.	342,456
4,400	Schlumberger Ltd. (b)	294,932
		637,388
	Oil, Gas & Consumable Fuels - 5.71%
3,950	Andeavor	518,161
18,000	Energy Transfer Partners L.P.	342,720
22,350	Enterprise Products Partners L.P.	618,424
8,450	Exxon Mobil Corp.	699,068
11,575	Hess Corp.	774,252
5,950	Royal Dutch Shell PLC. - Class A - ADR (b)	411,919
		3,364,544
	Total Energy (Cost $3,488,306)	4,001,932

	Financials - 15.75%
	Banks - 8.86%
50,650	Bank of America Corp.	1,427,823
23,250	BB&T Corp.	1,172,730
8,550	Citigroup Inc.	572,166
15,425	JPMorgan Chase & Co.	1,607,285
8,000	Wells Fargo & Co.	443,520
		5,223,524
	Capital Markets - 3.83%
1,100	BlackRock, Inc.	548,944
4,025	CME Group Inc.	659,778
5,150	S&P Global, Inc.	1,050,034
		2,258,756
	Diversified Financial Services - 1.78%
5,600	Berkshire Hathaway Inc. - Class B (a)	1,045,240

	Insurance - 1.28%
11,575	Arthur J. Gallagher & Co.	755,616
	Total Financials (Cost $5,867,748)	9,283,136

	Health Care - 12.03%
	Biotechnology - 2.00%
6,225	AbbVie Inc.	576,747
1,800	Amgen Inc.	332,262
3,850	Gilead Sciences, Inc.	272,734
		1,181,743
	Health Care Equipment & Supplies - 1.57%
7,400	Medtronic, PLC (b)	633,514
2,600	Zimmer Biomet Holdings, Inc.	289,744
		923,258
	Health Care Providers & Services - 4.29%
4,275	Anthem, Inc.	1,017,578
3,600	McKesson Corp.	480,240
4,200	UnitedHealth Group Inc.	1,030,428
		2,528,246

	Pharmaceuticals - 4.17%
1,800	Allergan plc (b)	300,096
3,150	Eli Lilly & Co.	268,790
6,825	Johnson & Johnson	828,145
5,600	Merck & Co., Inc.	339,920
19,800	Pfizer Inc.	718,344
		2,455,295
	Total Health Care (Cost $5,434,155)	7,088,542

	Industrials - 8.10%
	Aerospace & Defense - 2.10%
2,125	The Boeing Co.	712,959
4,200	United Technologies Corp.	525,126
		1,238,085
	Air Freight & Logistics - 0.46%
1,200	FedEx Corp.	272,472

	Airlines - 1.08%
12,800	Delta Air Lines, Inc.	634,112

	Commercial Services & Supplies - 1.08%
7,800	Waste Management, Inc.	634,452

	Industrial Conglomerates - 1.66%
2,450	3M Co.	481,964
3,450	Honeywell International, Inc.	496,972
		978,936
	Machinery - 1.04%
3,950	Parker-Hannifin Corp.	615,608

	Professional Services - 0.68%
3,200	Equifax Inc.	400,352
	Total Industrials (Cost $3,607,697)	4,774,017

	Information Technology - 20.71%
	Communications Equipment - 1.30%
17,750	Cisco Systems, Inc.	763,783

	Internet Software & Services - 3.30%
630	Alphabet, Inc. - Class A (a)	711,390
650	Alphabet, Inc. - Class C (a)	725,172
2,600	Facebook, Inc. - Class A (a)	505,232
		1,941,794
	IT Services - 2.90%
12,925	Visa Inc. - Class A	1,711,916

	Semiconductors & Semiconductor Equipment - 3.65%
3,300	Analog Devices, Inc.	316,536
1,200	Broadcom Inc.	291,168
11,750	Intel Corp.	584,092

5,375	QUALCOMM, Inc.	301,645
5,950	Texas Instruments Inc.	655,988
		2,149,429
	Software - 6.70%
10,750	Activision Blizzard, Inc.	820,440
25,150	Microsoft Corp.	2,480,041
14,725	Oracle Corp.	648,784
		3,949,265
	Technology Hardware, Storage & Peripherals - 2.86%
9,120	Apple Inc.	1,688,203
	Total Information Technology (Cost $6,450,748)	12,204,390

	Materials - 1.65%
	Chemicals - 1.65%
8,475	DowDuPont Inc.	558,672
14,100	Huntsman Corp.	411,720
	Total Materials (Cost $865,570)	970,392

	Telecommunication Services - 1.78%
	Diversified Telecommunication Services - 1.78%
16,030	AT&T Inc.	514,723
10,625	Verizon Communications, Inc.	534,544
	Total Telecommunication Services (Cost $1,135,306)	1,049,267

	Utilities - 4.00%
	Electric Utilities - 2.80%
15,700	American Electric Power Co., Inc.	1,087,225
8,850	Edison International	559,940
		1,647,165
	Multi-Utilities - 1.20%
6,100	Sempra Energy	708,271
	Total Utilities (Cost $2,222,186)	2,355,436

	TOTAL COMMON STOCKS (Cost $37,609,873)	52,555,741

	CONVERTIBLE PREFERRED STOCK - 0.67%
	Industrials - 0.67%
	Commercial Services & Supplies - 0.67%
	Stericycle, Inc.
7,970	(09/15/2018, 5.250%) (a) (c)	391,805
	Total Industrials (Cost $497,708)	391,805

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $497,708)	391,805

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.88%
	Real Estate - 2.88%
3,200	American Tower Corp.	461,344
20,700	CoreCivic, Inc.	494,523
1,100	Equinix Inc.	472,879
7,400	Weyerhaeuser Co.	269,804
	Total Real Estate (Cost $1,511,327)	1,698,550

	TOTAL REITS (Cost $1,511,327)	1,698,550

	SHORT TERM INVESTMENT - 7.32%
	Investment Company - 7.32%
4,316,692	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (d)	4,316,692
	Total Investment Company	4,316,692

	TOTAL SHORT TERM INVESTMENT (Cost $4,316,692)	4,316,692

	Total Investments (Cost $43,935,600) - 100.05%	58,962,788
	Liabilities in Excess of Other Assets - (0.05)%	(27,802)
	TOTAL NET ASSETS - 100.00%	$58,934,986

PLC — Public Limited Company
ADR — American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $2,306,689 (3.91% of net assets) at June 30, 2018.
(c)	Maturity Date and Preferred Dividend Rate of Preferred Stock
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$43,935,600
Gross unrealized appreciation	16,024,830
Gross unrealized depreciation	(997,642)
Net unrealized appreciation	$15,027,188

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Emerging Opportunities Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 90.85%
	Consumer Discretionary - 12.64%
	Auto Components - 1.94%
96,100	Motorcar Parts of America, Inc. (a)	$1,798,031

	Hotels, Restaurants & Leisure - 3.57%
119,900	Del Taco Restaurants, Inc. (a)	1,700,182
149,800	Playa Hotels & Resorts N.V. (a) (b)	1,617,840
		3,318,022
	Household Durables - 2.19%
9,500	Installed Building Products Inc (a)	537,225
13,000	LGI Homes, Inc. (a)	750,490
22,500	Universal Electronics, Inc. (a)	743,625
		2,031,340
	Leisure Products - 2.20%
38,300	MCBC Holdings, Inc. (a)	1,108,785
59,500	Nautilus, Inc. (a)	934,150
		2,042,935
	Media - 1.50%
54,000	Liberty Media Corp-Liberty Braves (a)	1,396,440

	Specialty Retail - 1.24%
29,400	At Home Group Inc. (a)	1,151,010
	Total Consumer Discretionary (Cost $10,964,746)	11,737,778

	Consumer Staples - 1.59%
	Beverages - 0.94%
9,900	MGP Ingredients, Inc.	879,219

	Personal Products - 0.65%
39,500	e.l.f. Beauty, Inc. (a)	601,980
	Total Consumer Staples (Cost $1,182,691)	1,481,199

	Financials - 4.96%
	Capital Markets - 1.77%
34,285	Hamilton Lane Inc. - Class A	1,644,651

	Diversified Financial Services - 1.48%
79,300	Compass Diversified Holdings	1,371,890

	Insurance - 1.71%
28,900	Kinsale Capital Group, Inc.	1,585,454
	Total Financials (Cost $2,305,018)	4,601,995

	Health Care - 17.68%
	Biotechnology - 1.32%
17,400	Deciphera Pharmaceuticals, Inc. (a)	684,690
35,200	Dynavax Technologies Corp. (a)	536,800
		1,221,490
	Health Care Equipment & Supplies - 5.88%
103,600	Invuity, Inc. (a)	404,040
17,000	Neuronetics, Inc. (a)	452,370
19,200	Nevro Corp. (a)	1,533,120
76,000	OrthoPediatrics Corp. (a)	2,024,640
80,900	Oxford Immunotec Global PLC (a) (b)	1,042,801
		5,456,971
	Health Care Providers & Services - 3.33%
85,700	Cross Country Healthcare, Inc. (a)	964,125
24,800	LHC Group, Inc. (a)	2,122,632
		3,086,757
	Health Care Technology - 4.15%
69,200	HealthStream, Inc.	1,889,852
37,500	Omnicell, Inc. (a)	1,966,875
		3,856,727
	Pharmaceuticals - 3.00%
92,800	Clearside Biomedical, Inc. (a)	992,032
35,000	Optinose, Inc. (a)	979,300
41,351	Verrica Pharmaceuticals, Inc. (a)	815,855
		2,787,187
	Total Health Care (Cost $12,414,936)	16,409,132

	Industrials - 19.87%
	Aerospace & Defense - 2.81%
39,600	Astronics Corp. (a)	1,424,412
103,200	Kratos Defense & Security Solutions, Inc. (a)	1,187,832
		2,612,244
	Air Freight & Logistics - 1.57%
64,600	Air Transport Services Group, Inc. (a)	1,459,314

	Building Products - 3.08%
36,400	Apogee Enterprises, Inc.	1,753,388
19,400	Patrick Industries, Inc. (a)	1,102,890
		2,856,278
	Machinery - 2.51%
130,700	Kornit Digital Ltd. (a) (b)	2,326,460

	Professional Services - 5.28%
20,900	ICF International, Inc.	1,484,945
33,700	WageWorks, Inc. (a)	1,685,000
55,900	Willdan Group, Inc. (a)	1,731,223
		4,901,168
	Trading Companies & Distributors - 4.62%
131,000	Foundation Building Materials, Inc. (a)	2,014,780
176,100	Nexeo Solutions, Inc. (a)	1,607,793

7,900	SiteOne Landscape Supply, Inc. (a)	663,363
		4,285,936
	Total Industrials (Cost $16,167,513)	18,441,400

	Information Technology - 30.63%
	Internet Software & Services - 14.17%
118,200	Amber Road Inc. (a)	1,112,262
78,000	Cardlytics, Inc. (a)	1,697,280
30,505	Envestnet, Inc. (a)	1,676,250
50,000	EverQuote, Inc. (a)	906,000
51,000	Five9, Inc. (a)	1,763,070
39,000	Instructure, Inc. (a)	1,659,450
52,020	Mimecast Ltd (a) (b)	2,143,744
30,300	Shutterstock Inc. (a)	1,438,038
39,000	Yext, Inc. (a)	754,260
		13,150,354
	IT Services - 3.03%
66,000	i3 Verticals, Inc. - Class A (a)	1,004,520
37,200	Virtusa Corp. (a)	1,810,896
		2,815,416
	Semiconductors & Semiconductor Equipment - 3.06%
67,680	Everspin Technologies, Inc. (a)	603,706
61,300	Ichor Holdings, Ltd. (a) (b)	1,300,786
60,000	MaxLinear, Inc. (a)	935,400
		2,839,892
	Software - 10.37%
135,500	8x8, Inc. (a)	2,716,775
25,500	CyberArk Software Ltd. (a) (b)	1,605,480
45,300	Everbridge, Inc. (a)	2,148,126
91,300	Materialise NV - ADR (a) (b)	1,185,074
26,500	Varonis Systems, Inc. (a)	1,974,250
		9,629,705
	Total Information Technology (Cost $17,120,375)	28,435,367

	Materials - 2.94%
	Chemicals - 2.14%
24,500	Ingevity Corp. (a)	1,981,070

	Construction Materials - 0.80%
14,200	US Concrete Inc. (a)	745,500
	Total Materials (Cost $1,939,848)	2,726,570

	Utilities - 0.54%
	Water Utilities - 0.54%
32,500	AquaVenture Holdings Ltd. (a) (b)	506,350
	Total Utilities (Cost $585,000)	506,350

	TOTAL COMMON STOCKS (Cost $62,680,127)	84,339,791

	REAL ESTATE INVESTMENT TRUST (REIT) - 3.00%
	Real Estate - 3.00%
93,100	Community Healthcare Trust, Inc.	2,780,897
	Total Real Estate (Cost $2,206,615)	2,780,897

	TOTAL REAL ESTATE INVESTMENT TRUST (REIT) (Cost $2,206,615)	2,780,897

	SHORT TERM INVESTMENT - 7.32%
	Investment Company - 7.32%
6,791,140	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (c)	6,791,140
	Total Investment Company	6,791,140

	TOTAL SHORT TERM INVESTMENT (Cost $6,791,140)	6,791,140

	Total Investments (Cost $71,677,882) - 101.17%	93,911,828
	Liabilities in Excess of Other Assets - (1.17)%	(1,081,762)
	TOTAL NET ASSETS - 100.00%	$92,830,066

PLC — Public Limited Company
ADR — American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $11,728,535 (12.63% of net assets) at June 30, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$71,677,882
Gross unrealized appreciation	25,629,570
Gross unrealized depreciation	(3,395,624)
Net unrealized appreciation	$22,233,946

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 87.71%
	Communications - 3.47%
	Media - 3.47%
498,000	Lions Gate Entertainment Corp. - Class A (b)	$12,360,360
498,000	Lions Gate Entertainment Corp. - Class B (b)	11,683,080
	Total Communications (Cost $26,583,929)	24,043,440

	Consumer Discretionary - 0.70%
	Automobiles - 0.70%
435,000	Ford Motor Co.	4,815,450
	Total Consumer Discretionary (Cost $6,488,657)	4,815,450

	Consumer Staples - 14.95%
	Beverages - 4.99%
400,000	The Coca Cola Co.	17,544,000
50,000	Dr. Pepper Snapple Group, Inc.	6,100,000
100,000	PepsiCo, Inc.	10,887,000
		34,531,000
	Food & Staples Retailing - 2.50%
50,000	Costco Wholesale Corp.	10,449,000
100,000	Sysco Corp.	6,829,000
		17,278,000
	Food Products - 1.97%
42,050	B&G Foods Inc.	1,257,295
200,000	General Mills, Inc.	8,852,000
50,000	Kellogg Co.	3,493,500
		13,602,795
	Household Products - 5.49%
100,000	The Clorox Co.	13,525,000
25,000	Colgate-Palmolive Co.	1,620,250
69,000	Kimberly-Clark Corp.	7,268,460
200,000	The Procter & Gamble Co.	15,612,000
		38,025,710
	Total Consumer Staples (Cost $65,698,547)	103,437,505

	Energy - 25.21%
	Energy Equipment & Services - 1.91%
65,000	Helmerich & Payne, Inc.	4,144,400
135,000	Schlumberger Ltd. (b)	9,049,050
		13,193,450
	Oil, Gas & Consumable Fuels - 23.30%
139,400	Apache Corp.	6,516,950
399,000	BP PLC - ADR (b)	18,218,340
150,000	Chevron Corp.	18,964,500
339,000	ConocoPhillips	23,601,180

140,000	Delek Logistics Partners LP	3,871,000
250,000	Exxon Mobil Corp.	20,682,500
145,000	Hess Corp.	9,699,050
360,000	HollyFrontier Corp.	24,634,800
300,000	Kinder Morgan, Inc.	5,301,000
100,000	Marathon Petroleum Corp.	7,016,000
25,000	Phillips 66	2,807,750
288,000	Royal Dutch Shell PLC. - Class A - ADR (b)	19,938,240
		161,251,310
	Total Energy (Cost $133,165,396)	174,444,760

	Financials - 5.25%
	Banks - 2.46%
25,000	Bank of America Corp.	704,750
323,000	BB&T Corp.	16,292,120
		16,996,870
	Insurance - 2.79%
140,000	The Allstate Corp.	12,777,800
100,000	Arthur J. Gallagher & Co.	6,528,000
		19,305,800
	Total Financials (Cost $21,607,072)	36,302,670

	Health Care - 9.95%
	Health Care Equipment & Supplies - 1.77%
80,000	Abbott Laboratories	4,879,200
100,000	Baxter International, Inc.	7,384,000
		12,263,200
	Pharmaceuticals - 8.18%
75,000	Eli Lilly & Co.	6,399,750
460,000	GlaxoSmithKline PLC - ADR (b)	18,542,600
140,000	Johnson & Johnson	16,987,600
80,000	Merck & Co., Inc.	4,856,000
270,000	Pfizer Inc.	9,795,600
		56,581,550
	Total Health Care (Cost $45,723,341)	68,844,750

	Industrials - 9.32%
	Aerospace & Defense - 4.37%
90,000	The Boeing Co.	30,195,900

	Commercial Services & Supplies - 3.34%
800,000	Pitney Bowes Inc.	6,856,000
200,000	Waste Management, Inc.	16,268,000
		23,124,000
	Industrial Conglomerates - 1.61%
820,000	General Electric Co.	11,160,200
	Total Industrials (Cost $39,504,641)	64,480,100

	Information Technology - 10.95%
	Communications Equipment - 1.24%
200,000	Cisco Systems, Inc.	8,606,000

	IT Services - 2.22%
110,000	International Business Machines Corp. (IBM)	15,367,000

	Semiconductors & Semiconductor Equipment - 3.93%
490,000	Intel Corp.	24,357,900
50,000	QUALCOMM, Inc.	2,806,000
		27,163,900
	Software - 3.56%
250,000	Microsoft Corp.	24,652,500
	Total Information Technology (Cost $43,928,037)	75,789,400

	Materials - 2.31%
	Chemicals - 1.91%
200,000	DowDuPont Inc.	13,184,000

	Metals & Mining - 0.40%
50,000	Rio Tinto PLC - ADR (b)	2,774,000
	Total Materials (Cost $7,853,743)	15,958,000

	Telecommunication Services - 5.60%
	Diversified Telecommunication Services - 5.60%
587,500	AT&T Inc.	18,864,625
396,000	Verizon Communications, Inc.	19,922,760
	Total Telecommunication Services (Cost $39,291,323)	38,787,385

	TOTAL COMMON STOCKS (Cost $429,844,686)	606,903,460

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.51%
	Real Estate - 2.51%
85,300	Digital Realty Trust, Inc.	9,517,774
215,000	Weyerhaeuser Co.	7,838,900
	Total Real Estate (Cost $11,199,795)	17,356,674

	TOTAL REITS (Cost $11,199,795)	17,356,674

	CONVERTIBLE BONDS - 2.51%
	Health Care - 0.35%
	Pharmaceuticals - 0.35%
	The Medicines Co.
2,000,000	2.500%, 01/15/2022	2,439,992
	Total Health Care (Cost $2,045,285)	2,439,992

	Industrials - 0.39%
	Air Freight & Logistics - 0.39%
	UTi Worldwide, Inc.
2,600,000	4.500%, 03/01/2019 (b) (c)	2,717,000
	Total Industrials (Cost $2,600,000)	2,717,000

	Information Technology - 1.77%
	Internet Software & Services - 0.69%
	Cornerstone OnDemand, Inc.
4,750,000	1.500%, 07/01/2018	4,761,851

	Software - 1.08%
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035 (a)	7,462,930
	Total Information Technology (Cost $12,267,671)	12,224,781

	TOTAL CONVERTIBLE BONDS (Cost $16,912,956)	17,381,773

	CORPORATE BONDS - 5.06%
	Consumer Discretionary - 0.37%
	Leisure Products - 0.37%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,523,034
	Total Consumer Discretionary (Cost $2,112,229)	2,523,034

	Energy - 1.74%
	Energy Equipment & Services - 0.72%
	Forum Energy Technologies Inc.
5,000,000	6.250%, 10/01/2021	5,012,500

	Oil, Gas & Consumable Fuels - 1.02%
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021	2,940,000
	WildHorse Resource Development Corp.
4,000,000	6.875%, 02/01/2025	4,095,000
		7,035,000
	Total Energy (Cost $11,827,234)	12,047,500

	Financials - 0.36%
	Diversified Financial Services - 0.36%
	Everi Payments Inc.
2,500,000	7.500%, 12/15/2025 (Acquired 11/20/2017, Cost $2,500,000) (a) (d) (e)	2,512,500
	Total Financials (Cost $2,500,000)	2,512,500

	Industrials - 0.43%
	Aerospace & Defense - 0.43%
	TransDigm, Inc.
3,000,000	5.500%, 10/15/2020	3,003,750
	Total Industrials (Cost $2,982,500)	3,003,750

	Information Technology - 1.48%
	Diversified Telecommunication Services - 0.54%
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,706,000	5.250%, 03/15/2021	3,733,795

	Software - 0.94%
	ACI Worldwide, Inc.
3,750,000	6.375%, 08/15/2020 (a) (c) (e)	3,764,062
	Nuance Communications, Inc.
2,722,000	5.375%, 08/15/2020 (Acquired 05/22/2014, Cost $2,726,272) (a) (d) (e)	2,728,805
		6,492,867
	Total Information Technology (Cost $10,153,434)	10,226,662

	Telecommunication Services - 0.68%
	Diversified Telecommunication Services - 0.68%
	Consolidated Communications Inc
5,000,000	6.500%, 10/01/2022	4,687,500
	Total Telecommunication Services (Cost $4,956,500)	4,687,500

	TOTAL CORPORATE BONDS (Cost $34,531,897)	35,000,946

	SHORT TERM INVESTMENT - 2.20%
	Investment Company - 2.20%
15,236,142	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (f)	15,236,142
	Total Investment Company	15,236,142

	TOTAL SHORT TERM INVESTMENT (Cost $15,236,142)	15,236,142

	Total Investments (Cost ($507,725,476) - 99.97%	691,878,995
	Other Assets in Excess of Liabilities- 0.03%	236,625
	TOTAL NET ASSETS - 100.00%	$692,115,620

PLC — Public Limited Company
ADR — American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $95,282,670 (13.77% of net assets) at June 30, 2018.
(c)	These securities are deemed illiquid. The total value of the illiquid portion of these securities amounted to $6,481,062 (0.94% of net assets) at June 30, 2018.
(d)	Restricted security deemed liquid. The total value of restricted securities is $5,241,305 (0.76% of net assets) at June 30, 2018.
(e)	144A Securities. The total value of restricted securities is $9,005,367 (1.30% of net assets) at June 30, 2018.
(f)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$507,398,421
Gross unrealized appreciation	212,778,324
Gross unrealized depreciation	(28,912,790)
Net unrealized appreciation	$183,865,534

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Buffalo Flexible Income Fund
Schedule of Options Written
June 30, 2018 (Unaudited)
		Notional
Contracts		Amounts	Value
Call Options Written
	AT&T Inc.
500	Expiration: September 2018, Exercise Price: $35.00	$1,605,500	$14,500
	ConocoPhillips
200	Expiration: July 2018, Exercise Price: $70.00	1,392,400	15,200
200	Expiration: July 2018, Exercise Price: $72.00	1,392,400	11,000
	DowDuPont Inc.
930	Expiration: September 2018, Exercise Price: $70.00	6,130,560	128,340
400	Expiration: September 2018, Exercise Price: $75.00	2,636,800	18,800
	Hess Corp.
500	Expiration: November 2018, Exercise Price: $85.00	3,344,500	53,000
	HollyFrontier Corp.
300	Expiration: September 2018, Exercise Price: $65.00	2,052,900	215,700
300	Expiration: September 2018, Exercise Price: $70.00	2,052,900	132,000
100	Expiration: September 2018, Exercise Price: $80.00	684,300	13,500
200	Expiration: September 2018, Exercise Price: $85.00	1,368,600	13,000
	Total Written Option (Premium received $327,055)		$615,040

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements

Buffalo Growth Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 92.77%
	Consumer Discretionary - 15.80%
	Auto Components - 1.07%
24,025	Aptiv PLC (b)	$2,201,411

	Hotels, Restaurants & Leisure - 1.10%
46,415	Starbucks Corp.	2,267,373

	Internet & Direct Marketing Retail - 7.77%
7,485	Amazon.com, Inc. (a)	12,723,003
1,641	Booking Holdings, Inc. (a)	3,326,455
		16,049,458
	Media - 1.74%
34,345	The Walt Disney Co.	3,599,699

	Specialty Retail - 2.15%
22,718	The Home Depot, Inc.	4,432,282

	Textiles, Apparel & Luxury Goods - 1.97%
51,034	NIKE, Inc. - Class B	4,066,389
	Total Consumer Discretionary (Cost $15,614,970)	32,616,612

	Consumer Staples - 1.13%
	Beverages - 1.13%
40,555	Monster Beverage Corp. (a)	2,323,802
	Total Consumer Staples (Cost $2,068,341)	2,323,802

	Financials - 6.88%
	Capital Markets - 6.88%
42,695	The Charles Schwab Corp.	2,181,714
19,190	CME Group Inc.	3,145,625
43,025	Intercontinental Exchange, Inc.	3,164,489
12,172	MarketAxess Holdings, Inc.	2,408,352
16,207	S&P Global, Inc.	3,304,445
	Total Financials (Cost $8,372,937)	14,204,625

	Health Care - 18.63%
	Biotechnology - 0.90%
48,980	Portola Pharmaceuticals, Inc. (a)	1,849,975

	Health Care Equipment & Supplies - 13.52%
61,858	Abbott Laboratories	3,772,719
5,420	ABIOMED, Inc. (a)	2,217,051
12,356	Align Technology, Inc. (a)	4,227,482
55,857	Baxter International, Inc.	4,124,481

33,090	Danaher Corp.	3,265,321
14,878	IDEXX Laboratories, Inc. (a)	3,242,511
4,715	Intuitive Surgical, Inc. (a)	2,256,033
30,275	Medtronic, PLC (b)	2,591,843
27,935	Nevro Corp. (a)	2,230,610
		27,928,051
	Health Care Providers & Services - 1.81%
15,215	UnitedHealth Group Inc.	3,732,848

	Life Sciences Tools & Services - 1.27%
9,406	Illumina, Inc. (a)	2,627,002

	Pharmaceuticals - 1.13%
13,587	Jazz Pharmaceuticals PLC (a) (b)	2,341,040
	Total Health Care (Cost $26,720,875)	38,478,916

	Industrials - 7.77%
	Building Products - 1.04%
36,405	AO Smith Corp.	2,153,356

	Industrial Conglomerates - 1.32%
18,916	Honeywell International, Inc.	2,724,850

	Machinery - 2.44%
129,364	Evoqua Water Technologies Corp. (a)	2,651,962
20,285	WABCO Holdings Inc. (a)	2,373,751
		5,025,713
	Professional Services - 1.82%
52,565	TransUnion	3,765,756

	Road & Rail - 1.15%
16,800	Union Pacific Corp.	2,380,224
	Total Industrials (Cost $14,135,097)	16,049,899

	Information Technology - 37.93%
	Electronic Equipment, Instruments & Components - 1.26%
11,360	Littelfuse, Inc.	2,592,125

	Internet Software & Services - 9.52%
10,190	Alibaba Group Holding Ltd. - ADR (a) (b)	1,890,551
4,332	Alphabet, Inc. - Class A (a)	4,891,651
4,160	Alphabet, Inc. - Class C (a)	4,641,104
23,687	Facebook, Inc. - Class A (a)	4,602,858
17,535	Shopify, Inc. - Class A (a) (b)	2,558,181
11,495	The Trade Desk, Inc. - Class A (a)	1,078,231

	IT Services - 6.74%
23,905	Broadridge Financial Solutions, Inc.	2,751,465
45,160	Fiserv, Inc. (a)	3,345,904
19,230	MasterCard, Inc. - Class A	3,779,080
30,533	Visa Inc. - Class A	4,044,096
		13,920,545
	Semiconductors & Semiconductor Equipment - 2.28%
36,741	QUALCOMM, Inc.	2,061,905
56,460	Semtech Corp. (a)	2,656,443
		4,718,348
	Software - 16.09%
12,985	Adobe Systems, Inc. (a)	3,165,873
14,435	Electronic Arts Inc. (a)	2,035,624
26,825	Guidewire Software Inc. (a)	2,381,523
18,549	Intuit, Inc.	3,789,653
104,180	Microsoft Corp.	10,273,190
23,845	Paylocity Holding Corp. (a)	1,403,517
13,400	Red Hat, Inc. (a)	1,800,558
27,915	salesforce.com, inc. (a)	3,807,606
15,045	ServiceNow, Inc. (a)	2,594,811
13,360	VMware, Inc. - Class A (a)	1,963,519
		33,215,874
	Technology Hardware, Storage & Peripherals - 2.04%
22,717	Apple Inc.	4,205,144
	Total Information Technology (Cost $44,858,378)	78,314,612

	Materials - 3.55%
	Chemicals - 3.55%
24,985	Ecolab Inc.	3,506,145
24,235	Praxair, Inc.	3,832,765
	Total Materials (Cost $3,818,758)	7,338,910

	Telecommunication Services - 1.08%
	Diversified Telecommunication Services - 1.08%
44,540	Verizon Communications, Inc.	2,240,807
	Total Telecommunication Services (Cost $2,279,994)	2,240,807

	TOTAL COMMON STOCKS (Cost $117,869,350)	191,568,183

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.72%
	Real Estate - 2.72%
15,585	American Tower Corp.	2,246,890
7,834	Equinix Inc.	3,367,758
	Total Real Estate (Cost $3,587,537)	5,614,648

	TOTAL REITS (Cost $3,587,537)	5,614,648

	SHORT TERM INVESTMENT - 4.54%
	Investment Company - 4.54%
9,367,381	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (c)	9,367,381
	Total Investment Company	9,367,381

	TOTAL SHORT TERM INVESTMENT (Cost $9,367,381)	9,367,381

	Total Investments (Cost $130,824,268) - 100.03%	206,550,212
	Liabilities in Excess of Other Assets - (0.03)%	(63,040)
	TOTAL NET ASSETS - 100.00%	$206,487,172

PLC — Public Limited Company
ADR — American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $11,583,025 (5.61% of net assets) at June 30, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$130,824,268
Gross unrealized appreciation	77,990,119
Gross unrealized depreciation	(2,264,175)
Net unrealized appreciation	$75,725,944

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 1.31%
	Communications - 0.54%
	Media - 0.54%
24,485	Lions Gate Entertainment Corp. - Class A (a)	$607,718
24,485	Lions Gate Entertainment Corp. - Class B (a)	574,418
	Total Communications (Cost $499,984)	1,182,136

	Industrials - 0.77%
	Machinery - 0.77%
32,288	The Greenbrier Companies, Inc.	1,703,192
	Total Industrials (Cost $1,145,134)	1,703,192

	TOTAL COMMON STOCKS (Cost $1,645,118)	2,885,328

	REAL ESTATE INVESTMENT TRUST (REIT) - 0.49%
	Real Estate - 0.49%
1,000	Crown Castle International Corp.	1,074,327
	Total Real Estate (Cost $1,035,000)	1,074,327

	TOTAL REIT (Cost $1,035,000)	1,074,327

	CONVERTIBLE BONDS - 7.99%
	Consumer Discretionary - 1.40%
	Media - 1.40%
	Live Nation Entertainment Inc.
2,000,000	2.500%, 05/15/2019	2,838,264
250,000	2.500%, 03/15/2023 (d)	259,478
	Total Consumer Discretionary (Cost $2,245,000)	3,097,742

	Energy - 0.43%
	Oil, Gas & Consumable Fuels - 0.43%
	Whiting Petroleum Corp.
1,000,000	1.250%, 04/01/2020	956,931
	Total Energy (Cost $881,462)	956,931

	Financials - 0.72%
	Consumer Finance - 0.72%
	PRA Group, Inc.
1,500,000	3.500%, 06/01/2023	1,598,970
	Total Financials (Cost $1,531,794)	1,598,970

	Health Care - 0.92%
	Pharmaceuticals - 0.92%
	The Medicines Co.
2,000,000	2.750%, 07/15/2023	2,020,960
	Total Health Care (Cost $2,000,000)	2,020,960

	Industrials - 0.44%
	Air Freight & Logistics - 0.44%
	Air Transport Services Group, Inc.
1,000,000	1.125%, 10/15/2024 (d)	976,804
	Total Industrials (Cost $1,058,111)	976,804

	Information Technology - 4.08%
	Internet Software & Services - 1.83%
	Akamai Technologies, Inc.
1,000,000	0.125%, 05/01/2025 (d)	1,003,855
	Envestnet, Inc.
1,500,000	1.750%, 12/15/2019	1,583,275
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,455,161
		4,042,291
	Software - 2.25%
	FireEye, Inc.
1,000,000	0.875%, 06/01/2024 (d)	947,232
	Guidewire Software, Inc.
2,000,000	1.250%, 03/15/2025	2,040,426
	Nuance Communications, Inc.
2,060,000	1.500%, 11/01/2035	1,990,115
		4,977,773
	Total Information Technology (Cost $8,852,474)	9,020,064

	TOTAL CONVERTIBLE BONDS (Cost $16,568,841)	17,671,471

	CORPORATE BONDS - 65.03%
	Communications - 1.31%
	Media - 1.31%
	Gray Television, Inc.
2,060,000	5.875%, 07/15/2026 (Acquired Various Dates, Cost $2,061,108) (c) (d)	1,964,725
	Match Group, Inc.
1,000,000	5.000%, 12/15/2027 (Acquired 11/17/2017, Cost $990,270) (c) (d)	932,500
	Total Communications (Cost $3,051,378)	2,897,225

	Consumer Discretionary - 19.06%
	Auto Components - 0.45%
	Allison Transmission Holdings, Inc.
1,000,000	5.000%, 10/01/2024 (Acquired 03/20/2017, Cost $1,000,000) (c) (d)	986,250

	Commercial Services - 3.23%
	Cimpress NV
2,000,000	7.000%, 06/15/2026 (Acquired 06/01/2018, Cost $2,000,000) (a) (c) (d)	2,052,500
	Compass Group Diversified Holdings LLC
1,000,000	8.000%, 05/01/2026 (Acquired 04/05/2018, Cost $1,000,000) (c) (d)	980,000
	Quad Graphics, Inc.
4,000,000	7.000%, 05/01/2022	4,100,000
		7,132,500
	Consumer Services - 0.54%
	Matthews International Corp.
1,250,000	5.250%, 12/01/2025 (Acquired Various Dates, Cost $1,263,750) (c) (d)	1,200,000

	Distributors - 0.91%
	LKQ Corp.
2,000,000	4.750%, 05/15/2023	2,005,000

	Diversified Consumer Services - 0.45%
	Service Corp International
1,000,000	4.500%, 11/15/2020	1,003,750

	Hotels, Restaurants & Leisure - 1.77%
	Nathan's Famous, Inc.
500,000	6.625%, 11/01/2025 (Acquired 10/18/2017, Cost $500,000) (c) (d)	507,500
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (a)	1,941,554
	Six Flags Entertainment Corp.
1,500,000	5.500%, 04/15/2027 (Acquired 03/30/2017, Cost $1,500,000) (c) (d)	1,460,190
		3,909,244
	Internet & Direct Marketing Retail - 0.58%
	Netflix, Inc.
250,000	5.500%, 02/15/2022	258,400
1,000,000	5.750%, 03/01/2024	1,027,600
		1,286,000
	Leisure Products - 2.00%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,440,501
	Mattel, Inc.
1,000,000	6.750%, 12/31/2025 (Acquired 12/15/2017, Cost $1,000,000) (c) (d)	976,250
		4,416,751
	Media - 5.68%
	AMC Networks Inc.
1,500,000	5.000%, 04/01/2024	1,481,250
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	1,013,750
	The E.W. Scripps Co.
250,000	5.125%, 05/15/2025 (Acquired 04/20/2017, Cost $250,000) (c) (d)	235,000
	Lions Gate Capital Holdings LLC
250,000	5.875%, 11/01/2024 (Acquired 10/13/2016, Cost $249,402) (c) (d)	254,297
	Live Nation Entertainment Inc.
3,100,000	5.375%, 06/15/2022 (Acquired Various Dates, Cost $3,110,000) (c) (d)	3,162,000
1,000,000	4.875%, 11/01/2024 (Acquired 10/26/2016, Cost $1,000,000) (c) (d)	970,000
250,000	5.625%, 03/15/2026 (Acquired 03/15/2018, Cost $250,000) (c) (d)	248,750
	MDC Partners Inc.
1,000,000	6.500%, 05/01/2024 (Acquired 02/27/2018, Cost $1,000,000) (a) (c) (d)	872,500
	Sirius XM Radio, Inc.
1,000,000	3.875%, 08/01/2022 (Acquired Various Dates, Cost $1,007,500) (c) (d)	970,000
1,500,000	4.625%, 05/15/2023 (Acquired Various Dates, Cost $1,533,174) (c) (d)	1,466,250
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (Acquired Various Dates, Cost $2,052,250) (c) (d)	1,897,875

	Specialty Retail - 1.80%
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,532,813
	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,440,000
		3,972,813

	Textiles, Apparel & Luxury Goods - 1.65%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,658,200
	Total Consumer Discretionary (Cost $40,587,016)	42,142,180

	Consumer Staples - 3.90%
	Consumer Products - 0.44%
	Pilgrim's Pride Corp.
1,000,000	5.750%, 03/15/2025 (Acquired 05/23/2018, Cost $969,345) (c) (d)	962,500

	Food Products - 3.46%
	Darling Ingredients, Inc.
1,100,000	5.375%, 01/15/2022	1,115,125
	Lamb Weston Holdings, Inc.
1,500,000	4.875%, 11/01/2026 (d)	1,462,500
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,014,380
3,000,000	6.000%, 02/15/2024 (Acquired 01/21/2016, Cost $3,000,000) (c) (d)	3,063,750
		7,655,755
	Total Consumer Staples (Cost $8,559,970)	8,618,255

	Energy - 9.52%
	Energy Equipment & Services - 0.64%
	Forum Energy Technologies Inc.
1,405,000	6.250%, 10/01/2021	1,408,513

	Oil, Gas & Consumable Fuels - 8.88%
	Andeavor Logistics LP
3,500,000	6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	3,471,562
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
1,000,000	5.500%, 10/15/2019	1,026,250
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
2,000,000	6.750%, 05/15/2025	2,010,000
	Holly Energy Partners, L.P.
2,500,000	6.000%, 08/01/2024 (Acquired Various Dates, Cost $2,565,000) (c) (d)	2,537,500
	Jagged Peak Energy Inc.
1,250,000	5.875%, 05/01/2026 (Acquired Various Dates, Cost $1,256,250) (c) (d)	1,228,125
	Parsley Energy LLC / Parsley Finance Corp.
250,000	6.250%, 06/01/2024 (Acquired 05/24/2016, Cost $250,000) (c) (d)	260,000
1,000,000	5.375%, 01/15/2025 (Acquired Various Dates, Cost $996,250) (c) (d)	997,500
	Rose Rock Midstream LP / Rose Rock Finance Corp.
1,000,000	5.625%, 11/15/2023	947,500
	Seven Generations Energy Ltd.
1,275,000	6.750%, 05/01/2023 (Acquired Various Dates, Cost $1,253,797) (a) (c) (d)	1,326,000
1,000,000	5.375%, 09/30/2025 (Acquired Various Dates, Cost $1,006,563) (a) (c) (d)	963,750
	Whiting Petroleum Corp.
250,000	6.625%, 01/15/2026 (Acquired 12/12/2017, Cost $250,000) (c) (d)	257,813
	WildHorse Resource Development Corp.
1,000,000	6.875%, 02/01/2025 (Acquired 04/18/2018, Cost $1,020,000) (c) (d)	1,023,750
3,500,000	6.875%, 02/01/2025	3,583,125
		19,632,875

	Total Energy (Cost $20,905,948)	21,041,388

	Financials - 3.52%
	Capital Markets - 0.69%
	MSCI Inc.
1,500,000	5.250%, 11/15/2024 (Acquired 11/05/2014, Cost $1,500,000) (c) (d)	1,522,500

	Diversified Financial Services - 2.60%
	Cogent Communications Finance Inc.
3,000,000	5.625%, 04/15/2021 (Acquired Various Dates, Cost $2,973,750) (c) (d)	3,026,250
	Cott Holdings, Inc.
1,250,000	5.500%, 04/01/2025 (Acquired Various Dates, Cost $1,249,500) (c) (d)	1,218,750
	Everi Payments Inc.
1,500,000	7.500%, 12/15/2025 (Acquired 11/20/2017, Cost $1,500,000) (c) (d)	1,507,500
		5,752,500
	Real Estate - 0.23%
	CyrusOne LP / CyrusOne Finance Corp.
500,000	5.000%, 03/15/2024	501,250
	Total Financials (Cost $7,739,433)	7,776,250

	Health Care - 5.00%
	Biotechnology - 0.48%
	AMAG Pharmaceuticals, Inc.
1,000,000	7.875%, 09/01/2023 (Acquired 02/15/2018, Cost $986,397) (c) (d)	1,061,250

	Health Care Equipment & Supplies - 0.44%
	Catalent Pharma Solutions, Inc.
1,000,000	4.875%, 01/15/2026 (Acquired 10/13/2017, Cost $1,000,000) (c) (d)	962,790

	Health Care Facilities & Services - 0.93%
	Centene Corp.
1,500,000	5.625%, 02/15/2021	1,535,437
500,000	6.125%, 02/15/2024	528,125
		2,063,562
	Pharmaceuticals - 3.15%
	Bausch Health Co., Inc.
1,500,000	5.500%, 11/01/2025 (Acquired Various Dates, Cost $1,507,500) (a) (c) (d)	1,483,875
500,000	9.000%, 12/15/2025 (Acquired 12/04/2017, Cost $493,055) (a) (c) (d)	519,975
	Endo Finance LLC / Endo Finco Inc.
1,500,000	7.250%, 01/15/2022 (Acquired Various Dates, Cost $1,348,321) (c) (d)	1,387,500
	Horizon Pharma, Inc.
2,500,000	6.625%, 05/01/2023	2,528,125
	Valeant Pharmaceuticals International, Inc.
1,000,000	9.250%, 04/01/2026 (Acquired 03/12/2018, Cost $1,000,000) (a) (c) (d)	1,041,250
		6,960,725
	Total Health Care (Cost $10,763,710)	11,048,327

	Industrials - 11.77%
	Aerospace & Defense - 3.94%
	KLX Inc.
2,000,000	5.875%, 12/01/2022 (Acquired 11/21/2014, Cost $2,000,000) (c) (d)	2,085,000
	TransDigm, Inc.
2,000,000	5.500%, 10/15/2020	2,002,500
250,000	6.000%, 07/15/2022	251,950
500,000	6.375%, 06/15/2026	497,500
	Triumph Group Inc.
4,000,000	4.875%, 04/01/2021	3,870,000
		8,706,950

	Commercial Services & Supplies - 1.66%
	Covanta Holding Corp.
250,000	5.875%, 03/01/2024	246,875
1,500,000	5.875%, 07/01/2025	1,451,250
	LSC Communications, Inc.
2,000,000	8.750%, 10/15/2023 (Acquired Various Dates, Cost $2,068,125) (c) (d)	1,967,500
		3,665,625
	Construction & Engineering - 0.69%
	Great Lakes Dredge & Dock Corp.
1,500,000	8.000%, 05/15/2022	1,537,500

	Electrical Equipment - 0.64%
	Itron, Inc.
1,500,000	5.000%, 01/15/2026 (Acquired Various Dates, Cost $1,500,000) (c) (d)	1,428,300

	Engineering & Construction - 0.91%
	Tutor Perini Corp.
2,000,000	6.875%, 05/01/2025 (Acquired Various Dates, Cost $2,038,750) (c) (d)	2,007,500

	Professional Services - 1.69%
	FTI Consulting, Inc.
3,625,000	6.000%, 11/15/2022	3,729,219

	Trading Companies & Distributors - 1.78%
	Fly Leasing Ltd.
2,000,000	6.375%, 10/15/2021 (a)	2,067,500
2,000,000	5.250%, 10/15/2024 (a)	1,880,000
		3,947,500
	Transportation & Logistics - 0.46%
	Mobile Mini, Inc.
1,000,000	5.875%, 07/01/2024	1,015,000
	Total Industrials (Cost $26,257,940)	26,037,594

	Information Technology - 5.46%
	Diversified Telecommunication Services - 1.00%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,216,500

	Electronic Equipment, Instruments & Components - 0.46%
	Anixter Inc.
500,000	5.625%, 05/01/2019	510,625
500,000	5.125%, 10/01/2021	511,250
		1,021,875
	Internet Software & Services - 0.55%
	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
1,200,000	6.000%, 07/15/2025 (Acquired Various Dates, Cost $1,212,000) (c) (d)	1,221,000

	IT Services - 0.89%
	ServiceSource International Inc.
2,000,000	1.500%, 08/01/2018	1,963,946

	Software - 1.94%
	ACI Worldwide, Inc.
1,250,000	6.375%, 08/15/2020 (b) (d)	1,254,687
	Nuance Communications, Inc.
3,000,000	6.000%, 07/01/2024	3,041,250
		4,295,937
	Software & Services - 0.62%
	Cardtronics plc
1,500,000	5.500%, 05/01/2025 (Acquired Various Dates, Cost $1,473,191) (c) (d)	1,365,000
	Total Information Technology (Cost $12,116,820)	12,084,258

	Materials - 2.43%
	Chemicals - 1.88%
	A. Schulman, Inc.
2,000,000	6.875%, 06/01/2023	2,113,500
	Kraton Polymers LLC / Kraton Polymers Capital Corp.
1,000,000	7.000%, 04/15/2025 (Acquired 03/17/2017, Cost $1,000,000) (c) (d)	1,040,000
	OCI NV
1,000,000	6.625%, 04/15/2023 (Acquired Various Dates, Cost $1,011,250) (a) (c) (d)	1,019,100
		4,172,600
	Metals & Mining - 0.55%
	Commercial Metals Co.
1,000,000	5.750%, 04/15/2026 (Acquired 04/19/2018, Cost $1,000,000) (c) (d)	975,000
250,000	5.375%, 07/15/2027	238,125
		1,213,125
	Total Materials (Cost $5,210,099)	5,385,725

	Telecommunication Services - 3.06%
	Broadcast Media - 1.15%
	Nexstar Broadcasting, Inc.
2,000,000	6.125%, 02/15/2022 (Acquired Various Dates, Cost $1,995,000) (c) (d)	2,055,000
500,000	5.625%, 08/01/2024 (Acquired 07/13/2016, Cost $500,000) (c) (d)	485,000
		2,540,000
	Diversified Telecommunication Services - 1.91%
	Consolidated Communications Inc
4,500,000	6.500%, 10/01/2022	4,218,750
	Total Telecommunication Services (Cost $6,780,914)	6,758,750

	TOTAL CORPORATE BONDS (Cost $141,973,228)	143,789,952

	BANK LOANS - 20.75%
	Aerospace & Defense - 0.89%
	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)
1,980,050	(Acquired 08/16/2017, Cost $1,975,100) (c)	1,968,506

	Building Products - 1.34%
	Builders FirstSource, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.000%)
2,959,723	(Acquired Various Dates, Cost $2,957,674) (c)	2,963,423

	Capital Goods - 3.13%
	Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)
4,975,000	(Acquired 07/07/2017, Cost $4,950,125) (c)	4,962,563
	SiteOne Landscape Supply Holding, LLC Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)
1,955,374	(Acquired 05/10/2016, Cost $1,964,538) (c)	1,965,766

	Chemicals - 1.01%
	Kraton Polymers, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)
264,085	(Acquired 04/21/2016, Cost $255,626) (c)	263,643
	Nexeo Solutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.250%)
	Nexeo Solutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.250%)
	Nexeo Solutions, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.250%)
1,960,262	(Acquired Various Dates, Cost $1,964,192) (c)	1,965,163

	Commercial Services & Supplies - 0.21%
	LSC Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.500%)
460,000	(Acquired 03/28/2018, Cost $464,427) (c)	461,152

	Consumer Services - 0.45%
	Laureate Education, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)
1,000,000	(Acquired 03/22/2018, Cost $1,006,008) (c)	1,002,015

	Diversified Consumer Services - 1.12%
	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.750%)
	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)
2,437,500	(Acquired Various Dates, Cost $2,445,433) (c)	2,470,260

	Energy - 0.80%
	Green Plains Processing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.500%)
1,736,875	(Acquired 08/18/2017, Cost $1,719,506) (c)	1,762,928

	Food Products - 0.45%
	Atkins Nutritionals Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.500%)
992,500	(Acquired 07/12/2017, Cost $999,033) (c)	1,006,147

	Health Care Equipment & Supplies - 0.77%
1,694,419	Catalent Pharma Solutions Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%) (b)	1,696,004

	Hotels, Restaurants & Leisure - 0.89%
	Planet Fitness Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)
	Planet Fitness Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.750%)
1,969,925	(Acquired 03/07/2017, Cost $1,981,779) (c)	1,972,387

	Machinery - 0.45%
	Welbilt, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)
1,000,000	(Acquired 08/18/2017, Cost $1,000,000) (c)	1,000,625

	Media - 0.94%
	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)
1,094,500	(Acquired Various Dates, Cost $1,092,000) (c)	1,081,913
	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)
992,500	(Acquired 08/18/2017, Cost $991,259) (c)	990,952

	Metals & Mining - 1.36%
	U.S. Silica Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)
2,992,500	(Acquired 04/27/2018, Cost $2,977,538) (c)	2,996,241

	Oil, Gas & Consumable Fuels - 0.45%
	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.750%)
1,000,000	(Acquired 05/18/2018, Cost $995,000) (c)	1,000,000

	Pharmaceuticals - 3.29%
	Akorn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.250%)
1,415,783	(Acquired Various Dates, Cost $1,386,880) (c)	1,390,419
	Horizon Pharma, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.250%)
2,890,775	(Acquired Various Dates, Cost $2,897,777) (c)	2,889,575
	Innoviva, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.500%)
495,000	(Acquired 08/15/2017, Cost $499,100) (c)	499,950
	Valeant Pharmaceuticals International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)
2,501,511	(Acquired Various Dates, Cost $2,481,328) (c)	2,496,307

	Software - 0.43%
	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)
258,407	(Acquired 02/28/2018, Cost $257,761) (c)	258,783
	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)
683,050	(Acquired 02/28/2018, Cost $681,342) (c)	684,044

	Software & Services - 0.32%
	Blucora, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.000%)
706,667	(Acquired 11/29/2017, Cost $712,369) (c)	707,550

	Technology Hardware & Equipment - 0.22%
	KEMET Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.000%)
475,000	(Acquired 06/30/2017, Cost $477,931) (c)	482,125

	Telecommunications - 1.77%
1,000,000	Avaya Holdings Corp. - Term Loan B (Acquired Various Dates, Cost $1,001,875) (c)	1,002,735
	Fusion Connect, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 7.500%)
2,000,000	(Acquired 05/03/2018, Cost $1,921,327) (c)	1,925,000
994,975	Internap Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.750%) (b)	1,003,681

	Trading Companies & Distributiors - 0.45%
1,000,000	Foundation Building Materials, Inc. - Term Loan B (Acquired 05/11/2018, Cost $997,500) (c)	999,065

	TOTAL BANK LOANS (Cost $45,749,683)	45,868,922

	SHORT TERM INVESTMENT - 4.30%
	Investment Company - 4.30%
9,517,730	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (e)	9,517,730
	Total Investment Company	9,517,730

	TOTAL SHORT TERM INVESTMENT (Cost $9,517,730)	9,517,730

	Total Investments (Cost $216,489,600) - 99.87%	220,807,730
	Other Assets in Excess of Liabilities - 0.13%	295,476
	TOTAL NET ASSETS - 100.00%	$221,103,206

PLC — Public Limited Company
(a)	Foreign Issued Securities. The total value of these securities amounted to $16,350,140 (7.39% of net assets) at June 30, 2018.
(b)	These securities are deemed illiquid. The total value of these securities amounted to $3,954,372 (1.79% of net assets) at June 30, 2018.
(c)	Restricted securities deemed liquid. The total value of these securities amounted to $106,306,552 (48.08% of net assets) at June 30, 2018.
(d)	144A Securities. The total value of these securities amounted to $69,041,871 (31.23% of net assets) at June 30, 2018.
(e)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$216,489,600
Gross unrealized appreciation	6,402,245
Gross unrealized depreciation	(2,084,115)
Net unrealized appreciation	$4,318,130

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo International Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.35%
	Belgium - 1.29%
	Beverages - 1.29%
36,500	Anheuser-Busch InBev SA/NV	$3,681,576
	Total Belgium (Cost $3,579,641)	3,681,576

	Brazil - 0.45%
	Beverages - 0.45%
278,400	Ambev SA - ADR	1,288,992
	Total Brazil (Cost $1,455,013)	1,288,992

	Canada - 1.38%
	Road & Rail - 1.38%
48,000	Canadian National Railway Co.	3,924,000
	Total Canada (Cost $3,262,226)	3,924,000

	Cayman Islands - 0.58%
	Internet Software & Services - 0.58%
33,000	Tencent Holdings Ltd. - ADR	1,658,250
	Total Cayman Islands (Cost $1,910,019)	1,658,250

	Finland - 0.63%
	Leisure Products - 0.63%
57,000	Amer Sports Oyj	1,792,318
	Total Finland (Cost $1,577,187)	1,792,318

	France - 17.32%
	Beverages - 1.17%
20,500	Pernod Ricard SA	3,345,703

	Chemicals - 1.00%
22,702	Air Liquide SA	2,845,590
10	Robertet SA	5,311
		2,850,901
	Electrical Equipment - 1.52%
52,000	Schneider Electric SE	4,324,676

	Food Products - 0.34%
14,280	Vilmorin & Cie S.A.	961,865

	Hotels, Restaurants & Leisure - 1.24%
72,000	Accor SA	3,526,271

	Life Sciences Tools & Services - 3.62%
7,600	Eurofins Scientific SE	4,215,045
58,341	Sartorius Stedim Biotech	6,086,291
		10,301,336

	Media - 1.17%
431	Publicis Groupe SA - ADR	7,396
48,500	Publicis Groupe SA	3,328,194
		3,335,590
	Software - 1.97%
40,000	Dassault Systemes SE	5,597,753

	Textiles, Apparel & Luxury Goods - 5.29%
17,000	Kering	9,576,110
16,500	LVMH Moet Hennessy Louis Vuitton SE	5,478,319
		15,054,429
	Total France (Cost $32,499,887)	49,298,524

	Germany - 28.53%
	Chemicals - 3.72%
24,000	Linde AG	5,701,900
56,000	Symrise AG	4,898,574
		10,600,474
	Construction Materials - 1.22%
41,500	HeidelbergCement AG	3,484,613

	Electronic Equipment, Instruments & Components - 1.56%
113,711	Jenoptik AG	4,447,984
11,000	PA Power Automation AG (a)	458
		4,448,442
	Health Care Equipment & Supplies - 1.91%
79,525	Carl Zeiss Meditec AG	5,426,299

	Health Care Providers & Services - 2.28%
81,000	Fresenius SE & Co. KGaA	6,485,248

	Hotels, Restaurants & Leisure - 0.17%
20,000	Vapiano SE (a)	472,116

	Household Products - 1.40%
35,900	Henkel AG & Co. KGaA	3,986,051

	Industrial Conglomerates - 1.56%
33,700	Siemens A.G.	4,440,177

	Insurance - 1.35%
18,200	Muenchener Rueckversicherungs-Gesellschaft AG.	3,826,425

	Internet & Direct Marketing Retail - 0.27%
14,000	Zalando SE (a)	780,249

	IT Services - 3.04%
54,000	Wirecard AG	8,641,113

	Media - 1.00%
58,000	CTS Eventim AG & Co. KGaA	2,847,671

	Pharmaceuticals - 2.73%
41,000	Bayer AG - ADR	1,130,780
30,400	Bayer AG	3,338,642
34,000	Merck Kgaa	3,309,814
		7,779,236

	Semiconductors & Semiconductor Equipment - 0.67%
75,000	Infineon Technologies AG	1,905,100

	Software - 2.41%
59,300	SAP SE - ADR	6,858,638

	Textiles, Apparel & Luxury Goods - 1.76%
19,200	adidas AG	4,180,187
1,416	Puma SE	827,239
		5,007,426
	Trading Companies & Distributors - 1.48%
76,000	Brenntag AG	4,222,691
	Total Germany (Cost $53,449,669)	81,211,969

	Hong Kong - 2.72%
	Industrial Conglomerates - 2.21%
300,000	Beijing Enterprise Holdings Ltd.	1,456,594
44,184	Jardine Matheson Holding Ltd.	2,784,177
56,695	Jardine Strategic Holdings Ltd.	2,065,312
		6,306,083
	Specialty Retail - 0.51%
880,750	L'Occitane International SA	1,450,316
	Total Hong Kong (Cost $7,398,246)	7,756,399

	India - 1.18%
	Banks - 1.18%
419,180	ICICI Bank Ltd - ADR (a)	3,366,016
	Total India (Cost $4,033,683)	3,366,016

	Ireland - 1.15%
	Construction Materials - 1.15%
23,300	CRH PLC - ADR	823,655
70,000	CRH PLC	2,455,405
	Total Ireland (Cost $3,472,430)	3,279,060

	Italy - 1.99%
	Beverages - 1.99%
690,000	Davide Campari - Milano S.p.A.	5,663,476
	Total Italy (Cost $2,639,510)	5,663,476

	Japan - 5.03%
	Beverages - 0.58%
32,000	Asahi Group Holdings Ltd.	1,641,207

	Electronic Equipment, Instruments & Components - 2.70%
25,000	Murata Manufacturing Co., Ltd.	4,196,911
75,000	Omron Corp.	3,493,789
		7,690,700
	Internet & Direct Marketing Retail - 0.78%
61,000	START TODAY Co., LTD.	2,207,015

	Machinery - 0.97%
14,000	FANUC Corp.	2,774,965
	Total Japan (Cost $9,401,320)	14,313,887

	Mexico - 0.25%
	Beverages - 0.25%
500,000	Becle, S.A.B. de C.V.	720,535
	Total Mexico (Cost $834,141)	720,535

	Netherlands - 6.34%
	IT Services - 1.92%
87,499	InterXion Holding NV(a)	5,461,688

	Oil, Gas & Consumable Fuels - 0.96%
39,400	Royal Dutch Shell PLC. - Class A - ADR	2,727,662

	Personal Products - 1.46%
74,700	Unilever N.V. - NY Shares - ADR	4,162,284

	Semiconductors & Semiconductor Equipment - 1.58%
22,741	ASML Holding NV - NY Shares - ADR	4,502,036

	Trading Companies & Distributors - 0.42%
18,000	IMCD N.V.	1,203,705
	Total Netherlands (Cost $10,107,716)	18,057,375

	Norway - 1.82%
	Commercial Services & Supplies - 1.42%
192,000	Tomra Systems ASA	4,031,261

	Diversified Telecommunication Services - 0.40%
56,000	Telenor ASA	1,146,908
	Total Norway (Cost $2,699,747)	5,178,169

	Republic of Korea - 0.59%
	Semiconductors & Semiconductor Equipment - 0.59%
40,000	Samsung Electronic Co., Ltd.	1,675,583
	Total Republic of Korea (Cost $894,090)	1,675,583

	Spain - 2.49%
	Biotechnology - 1.37%
181,300	Grifols SA - ADR	3,897,950

	Specialty Retail - 1.12%
93,500	Industria de Diseno Textil, S.A.	3,184,064
	Total Spain (Cost $6,211,213)	7,082,014

	Sweden - 0.49%
	Electronic Equipment, Instruments & Components - 0.49%
25,000	Hexagon AB - B Shares	1,389,179
	Total Sweden (Cost $1,424,802)	1,389,179

	Switzerland - 6.04%
	Building Products - 0.44%
1,800	dormakaba Holding AG	1,257,440

	Capital Markets - 1.10%
53,337	Julius Baer Group Ltd.	3,124,026

	Construction Materials - 0.66%
38,500	LafargeHolcim Ltd.	1,871,958

	Insurance - 1.47%
48,000	Swiss Re AG	4,190,826

	Pharmaceuticals - 0.95%
40,400	Roche Holding AG - ADR	1,116,252
7,200	Roche Holding AG	1,597,379
		2,713,631
	Specialty Retail - 1.42%
31,700	Dufry AG	4,031,699
	Total Switzerland (Cost $17,929,340)	17,189,580

	Taiwan, Province of China - 2.07%
	Semiconductors & Semiconductor Equipment - 2.07%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,896,433
	Total Taiwan, Province of China (Cost $2,178,768)	5,896,433

	United Kingdom - 9.15%
	Beverages - 1.23%
24,300	Diageo PLC - ADR	3,499,443

	Health Care Equipment & Supplies - 1.45%
110,100	Smith & Nephew plc - ADR	4,132,053

	Hotels, Restaurants & Leisure - 2.44%
63,264	InterContinental Hotels Group PLC	3,932,816
57,800	Whitbread PLC	3,012,964
		6,945,780
	Insurance - 1.64%
34,000	Aon PLC	4,663,780

	Internet & Direct Marketing Retail - 0.62%
22,000	ASOS Plc (a)	1,764,682

	Media - 1.04%
110,600	Liberty Global PLC - Series C (a)	2,943,066

	Trading Companies & Distributors - 0.73%
70,000	Ashtead Group Plc	2,084,552
	Total United Kingdom (Cost $22,192,043)	26,033,356

	United States - 1.86%
	Semiconductors & Semiconductor Equipment - 1.86%
21,770	Broadcom Inc.	5,282,273
	Total United States (Cost $736,033)	5,282,273

	TOTAL COMMON STOCKS (Cost $189,886,724)	265,738,964

	SHORT TERM INVESTMENT - 6.24%
	Investment Company - 6.24%
17,771,438	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (b)	17,771,438
	Total Investment Company	17,771,438

	TOTAL SHORT TERM INVESTMENT (Cost $17,771,438)	17,771,438

	Total Investments (Cost $207,658,162) - 99.59%	283,510,402
	Other Assets in Excess of Liabilities - 0.41%	1,168,550
	TOTAL NET ASSETS - 100.00%	$284,678,952

PLC — Public Limited Company
ADR — American Depositary Receipt
(a)	Non Income Producing.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$207,658,162
Gross unrealized appreciation	84,284,795
Gross unrealized depreciation	(8,432,555)
Net unrealized appreciation	$75,852,240

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of June 30, 2018, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Banks	$3,366,015	1.18%
Beverages	19,840,931	6.97%
Biotechnology	3,897,950	1.37%
Building Products	1,257,440	0.44%
Capital Markets	3,124,027	1.10%
Chemicals	13,451,375	4.73%
Commercial Services & Supplies	4,031,261	1.42%
Construction Materials	8,635,632	3.03%
Diversified Telecommunication Services	1,146,908	0.40%
Electrical Equipment	4,324,677	1.52%
Electronic Equipment, Instruments & Components	13,528,321	4.75%
Food Products	961,865	0.34%
Health Care Equipment & Supplies	9,558,352	3.36%
Health Care Providers & Services	6,485,248	2.28%
Hotels, Restaurants & Leisure	10,944,167	3.84%
Household Products	3,986,051	1.40%
Industrial Conglomerates	10,746,260	3.77%
Insurance	12,681,031	4.45%
Internet & Direct Marketing Retail	4,751,946	1.67%
Internet Software & Services	1,658,250	0.58%
IT Services	14,102,801	4.95%
Leisure Products	1,792,318	0.63%
Life Sciences Tools & Services	10,301,336	3.62%
Machinery	2,774,965	0.97%
Media	9,126,327	3.21%
Oil, Gas & Consumable Fuels	2,727,662	0.96%
Personal Products	4,162,284	1.46%
Pharmaceuticals	10,492,867	3.69%
Road & Rail	3,924,000	1.38%
Semiconductors & Semiconductor Equipment	19,261,425	6.77%
Software	12,456,390	4.38%
Specialty Retail	8,666,079	3.04%
Textiles, Apparel & Luxury Goods	20,061,855	7.05%
Trading Companies & Distributors	7,510,948	2.64%
Total Common Stocks	265,738,964	93.35%

Short Term Investment
Investment Company	17,771,438	6.24%
Total Short Term Investment	17,771,438	6.24%

Total Investments	283,510,402	99.59%
Other Assets in Excess of Liabilities	1,168,550	0.41%
TOTAL NET ASSETS	$284,678,952	100.00%

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.43%
	Consumer Discretionary - 19.91%
	Hotels, Restaurants & Leisure - 1.18%
6,355	Marriott International, Inc. - Class A	$804,543

	Internet & Direct Marketing Retail - 8.07%
2,485	Amazon.com, Inc. (a)	4,224,003
625	Booking Holdings, Inc. (a)	1,266,931
		5,490,934
	Media - 1.72%
24,000	Live Nation Entertainment, Inc. (a)	1,165,680

	Specialty Retail - 5.84%
17,500	Lowe's Companies, Inc.	1,672,475
3,700	O'Reilly Automotive, Inc. (a)	1,012,209
13,500	The TJX Companies, Inc.	1,284,930
		3,969,614
	Textiles, Apparel & Luxury Goods - 3.10%
15,500	Luxottica Group S.p.A. - ADR (b)	995,565
52,800	Under Armour, Inc. - Class C (a)	1,113,024
		2,108,589
	Total Consumer Discretionary (Cost $7,033,897)	13,539,360

	Consumer Staples - 2.41%
	Food & Staples Retailing - 1.52%
16,100	CVS Health Corp.	1,036,035

	Personal Products - 0.89%
4,250	The Estee Lauder Companies Inc. - Class A	606,433
	Total Consumer Staples (Cost $1,682,393)	1,642,468

	Energy - 2.13%
	Energy Equipment & Services - 2.13%
21,579	Schlumberger Ltd. (b)	1,446,440
	Total Energy (Cost $1,286,750)	1,446,440

	Financials - 8.25%
	Capital Markets - 8.25%
12,600	CME Group Inc.	2,065,392
19,375	Intercontinental Exchange, Inc.	1,425,031
7,100	S&P Global, Inc.	1,447,619
5,800	T. Rowe Price Group Inc.	673,322
	Total Financials (Cost $2,690,499)	5,611,364

	Health Care - 16.50%
	Biotechnology - 5.52%
16,300	Alnylam Pharmaceuticals, Inc. (a)	1,605,387
2,400	Biogen Idec Inc. (a)	696,576
38,375	Portola Pharmaceuticals, Inc. (a)	1,449,424
		3,751,387
	Health Care Equipment & Supplies - 4.94%
14,100	Abbott Laboratories	859,959
13,900	Danaher Corp.	1,371,652
13,200	Medtronic, PLC (b)	1,130,052
		3,361,663
	Health Care Technology - 1.86%
7,950	athenahealth Inc. (a)	1,265,163

	Life Sciences Tools & Services - 1.11%
2,700	Illumina, Inc. (a)	754,083

	Pharmaceuticals - 3.07%
25,000	Mylan NV (a) (b)	903,500
43,000	Roche Holding AG - ADR (b)	1,188,090
		2,091,590
	Total Health Care (Cost $10,682,365)	11,223,886

	Industrials - 10.09%
	Air Freight & Logistics - 2.07%
6,200	FedEx Corp.	1,407,772

	Airlines - 1.30%
17,800	Delta Air Lines, Inc.	881,812

	Building Products - 1.76%
32,000	Masco Corp.	1,197,440

	Commercial Services & Supplies - 1.65%
13,800	Waste Management, Inc.	1,122,492

	Industrial Conglomerates - 1.50%
7,100	Honeywell International, Inc.	1,022,755

	Road & Rail - 1.81%
11,600	Kansas City Southern	1,229,136
	Total Industrials (Cost $6,284,747)	6,861,407

	Information Technology - 31.72%
	Electronic Equipment, Instruments & Components - 1.31%
27,200	Trimble Inc. (a)	893,248

	Internet Software & Services - 8.79%
2,845	Alphabet, Inc. - Class A (a)	3,212,546
1,148	Alphabet, Inc. - Class C (a)	1,280,766
7,650	Facebook, Inc. - Class A (a)	1,486,548
		5,979,860

	IT Services - 4.96%
14,100	PayPal Holdings, Inc. (a)	1,174,107
16,600	Visa Inc. - Class A	2,198,670
		3,372,777
	Semiconductors & Semiconductor Equipment - 3.40%
22,015	QUALCOMM, Inc.	1,235,482
16,500	Xilinx, Inc.	1,076,790
		2,312,272
	Software - 9.72%
5,700	Electronic Arts Inc. (a)	803,814
43,800	Microsoft Corp.	4,319,118
10,900	salesforce.com, inc. (a)	1,486,760
		6,609,692
	Technology Hardware, Storage & Peripherals - 3.54%
12,995	Apple Inc.	2,405,504
	Total Information Technology (Cost $12,617,231)	21,573,353

	Materials - 2.42%
	Chemicals - 2.42%
10,400	Praxair, Inc.	1,644,760
	Total Materials (Cost $1,178,742)	1,644,760

	TOTAL COMMON STOCKS (Cost $43,456,624)	63,543,038

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.41%
	Real Estate - 2.41%
3,811	Equinix Inc.	1,638,311
	Total Real Estate (Cost $885,242)	1,638,311

	TOTAL REIT (Cost $885,242)	1,638,311

	SHORT TERM INVESTMENTS - 3.56%
	Investment Company - 3.56%
2,424,501	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (c)	2,424,501
	Total Investment Company	2,424,501

	TOTAL SHORT TERM INVESTMENT (Cost $2,424,501)	2,424,501

	Total Investments (Cost $46,766,367) - 99.40%	67,605,850
	Other Assets in Excess of Liabilities - 0.60%	409,376
	TOTAL NET ASSETS - 100.00%	$68,015,226

PLC — Public Limited Company
ADR — American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $5,663,647 (8.33% of net assets) at June 30, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$46,766,367
Gross unrealized appreciation	22,329,534
Gross unrealized depreciation	(1,490,051)
Net unrealized appreciation	$20,839,483

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 96.93%
	Consumer Discretionary - 13.18%
	Distributors - 1.89%
89,757	LKQ Corp. (a)	$2,863,248

	Hotels, Restaurants & Leisure - 3.76%
61,045	Norwegian Cruise Line Holdings Ltd. (a) (b)	2,884,376
39,922	Six Flags Entertainment Corp.	2,796,536
		5,680,912
	Household Durables - 3.59%
10,756	Mohawk Industries, Inc. (a)	2,304,688
60,750	Sony Corp. - ADR (b)	3,114,045
		5,418,733
	Internet & Direct Marketing Retail - 2.08%
26,187	Expedia, Inc.	3,147,416

	Specialty Retail - 1.12%
23,173	CarMax, Inc. (a)	1,688,617

	Textiles, Apparel & Luxury Goods - 0.74%
53,380	Under Armour, Inc. - Class C (a)	1,125,250
	Total Consumer Discretionary (Cost $16,002,343)	19,924,176

	Consumer Staples - 2.25%
	Beverages - 1.34%
9,263	Constellation Brands, Inc. - Class A	2,027,393

	Food Products - 0.91%
12,350	Ingredion, Inc.	1,367,145
	Total Consumer Staples (Cost $2,479,518)	3,394,538

	Energy - 1.01%
	Energy Equipment & Services - 1.01%
58,110	Forum Energy Technologies Inc. (a)	717,659
25,660	TechnipFMC plc (b)	814,448
	Total Energy (Cost $1,462,039)	1,532,107

	Financials - 10.74%
	Capital Markets - 10.74%
21,660	CME Group Inc.	3,550,507
8,685	MarketAxess Holdings, Inc.	1,718,414
19,110	Moody's Corp.	3,259,402
24,875	MSCI, Inc.	4,115,071
19,220	Northern Trust Corp.	1,977,546
39,811	Oaktree Capital Group LLC	1,618,317
	Total Financials (Cost $5,070,956)	16,239,257

	Health Care - 15.77%
	Biotechnology - 5.40%
11,995	Alnylam Pharmaceuticals, Inc. (a)	1,181,387
44,435	Exact Sciences Corp. (a)	2,656,769
12,940	Ligand Pharmaceuticals Inc. (a)	2,680,780
43,300	Portola Pharmaceuticals, Inc. (a)	1,635,441
		8,154,377
	Health Care Equipment & Supplies - 1.06%
20,060	Nevro Corp. (a)	1,601,791

	Health Care Providers & Services - 0.83%
14,765	AmerisourceBergen Corp.	1,259,011

	Health Care Technology - 1.61%
40,825	Cerner Corp. (a)	2,440,927

	Life Sciences Tools & Services - 4.45%
20,960	Bio-Techne Corp.	3,101,032
5,065	Illumina, Inc. (a)	1,414,604
47,165	Syneos Health, Inc. (a)	2,212,038
		6,727,674
	Pharmaceuticals - 2.42%
42,852	Zoetis Inc	3,650,562
	Total Health Care (Cost $17,102,953)	23,834,342

	Industrials - 18.00%
	Building Products - 2.22%
49,303	Masco Corp.	1,844,918
24,234	Trex Co., Inc. (a)	1,516,806
		3,361,724
	Electrical Equipment - 1.90%
39,700	AMETEK, Inc.	2,864,752

	Machinery - 3.54%
110,437	Evoqua Water Technologies Corp. (a)	2,263,959
12,153	Nordson Corp.	1,560,567
13,062	WABCO Holdings Inc. (a)	1,528,515
		5,353,041
	Professional Services - 6.05%
19,085	Equifax Inc.	2,387,724
59,559	IHS Markit Ltd. (a) (b)	3,072,649
34,205	Verisk Analytics, Inc (a)	3,681,826
		9,142,199
	Road & Rail - 1.91%
27,205	Kansas City Southern	2,882,642

	Trading Companies & Distributors - 2.38%
46,415	HD Supply Holdings, Inc. (a)	1,990,739
61,185	Univar Inc. (a)	1,605,495
		3,596,234
	Total Industrials (Cost $20,398,773)	27,200,592

	Information Technology - 29.85%
	Communications Equipment - 4.26%
18,846	F5 Networks, Inc. (a)	3,249,992
15,510	Palo Alto Networks, Inc. (a)	3,186,840
		6,436,832
	Electronic Equipment, Instruments & Components - 0.99%
16,610	TE Connectivity Ltd. (b)	1,495,897

	Internet Software & Services - 3.43%
7,723	CoStar Group, Inc. (a)	3,186,742
19,325	LogMeIn, Inc.	1,995,306
		5,182,048
	Semiconductors & Semiconductor Equipment - 2.10%
17,165	Analog Devices, Inc.	1,646,467
14,905	KLA-Tencor Corp.	1,528,209
		3,174,676
	Software - 19.07%
24,994	Aspen Technology, Inc. (a)	2,317,944
17,840	Electronic Arts Inc. (a)	2,515,797
34,635	Guidewire Software Inc. (a)	3,074,895
28,070	Proofpoint, Inc. (a)	3,236,752
53,855	RealPage, Inc. (a)	2,967,410
21,160	Red Hat, Inc. (a)	2,843,269
22,550	ServiceNow, Inc. (a)	3,889,199
35,690	Snap Inc. - Class A (a)	467,182
18,403	VMware, Inc. - Class A (a)	2,704,689
50,115	Zendesk, Inc. (a)	2,730,766
509,100	Zynga Inc. - Class A (a)	2,072,037
		28,819,940
	Total Information Technology (Cost $29,440,424)	45,109,393

	Materials - 4.60%
	Chemicals - 3.18%
13,515	Air Products & Chemicals, Inc.	2,104,691
30,405	FMC Corp.	2,712,430
		4,817,121
	Construction Materials - 1.42%
81,640	Summit Materials, Inc. - Class A (a)	2,143,050
	Total Materials (Cost $4,624,939)	6,960,171

	Real Estate - 1.53%
	Real Estate Management & Development - 1.53%
48,439	CBRE Group, Inc. - Class A (a)	2,312,478
	Total Real Estate (Cost $2,128,859)	2,312,478

	TOTAL COMMON STOCKS (Cost $98,710,804)	146,507,054

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.64%
	Real Estate - 1.64%
5,749	Equinix Inc.	2,471,438
	Total Real Estate (Cost $959,502)	2,471,438

	TOTAL REIT (Cost $959,502)	2,471,438

	SHORT TERM INVESTMENT - 1.50%
	Investment Company - 1.50%
2,263,576	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (c)	2,263,576
	Total Investment Company	2,263,576

	TOTAL SHORT TERM INVESTMENT (Cost $2,263,576)	2,263,576

	Total Investments (Cost $101,933,882) - 100.07%	151,242,068
	Liabilities in Excess of Other Assets - (0.07)%	(98,814)
	TOTAL NET ASSETS - 100.00%	$151,143,254

PLC — Public Limited Company
ADR — American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $11,381,415 (7.53% of net assets) at June 30, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$101,933,882
Gross unrealized appreciation	51,734,976
Gross unrealized depreciation	(2,426,790)
Net unrealized appreciation	$49,308,186

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 94.53%
	Consumer Discretionary - 11.13%
	Auto Components - 1.32%
394,395	Motorcar Parts of America, Inc. (a)	$7,379,130

	Hotels, Restaurants & Leisure - 3.18%
178,840	Dave & Buster's Entertainment, Inc. (a)	8,512,784
144,400	Penn National Gaming, Inc. (a)	4,850,396
133,410	Red Rock Resorts, Inc. - Class A	4,469,235
		17,832,415
	Household Durables - 0.96%
94,950	Installed Building Products Inc (a)	5,369,422

	Specialty Retail - 3.42%
167,510	At Home Group Inc. (a)	6,558,016
82,505	Floor & Decor Holdings, Inc. - Class A (a)	4,069,972
138,955	Williams-Sonoma, Inc.	8,529,058
		19,157,046
	Textiles, Apparel & Luxury Goods - 2.25%
107,125	Steven Madden, Ltd.	5,688,338
327,925	Under Armour, Inc. - Class C (a)	6,912,659
		12,600,997
	Total Consumer Discretionary (Cost $51,121,616)	62,339,010

	Consumer Staples - 2.12%
	Beverages - 1.11%
69,975	MGP Ingredients, Inc.	6,214,480

	Personal Products - 1.01%
370,385	e.l.f. Beauty, Inc. (a)	5,644,667
	Total Consumer Staples (Cost $11,613,440)	11,859,147

	Energy - 0.89%
	Energy Equipment & Services - 0.89%
401,285	Forum Energy Technologies Inc. (a)	4,955,870
	Total Energy (Cost $4,840,073)	4,955,870

	Financials - 2.68%
	Banks - 1.18%
231,915	Customers Bancorp, Inc. (a)	6,581,748

	Capital Markets - 1.50%
175,460	Hamilton Lane Inc. - Class A	8,416,816
	Total Financials (Cost $9,838,922)	14,998,564

	Health Care - 28.65%
	Biotechnology - 11.47%
279,665	Adamas Pharmaceuticals, Inc. (a)	7,223,747
150,565	Deciphera Pharmaceuticals, Inc. (a)	5,924,733
172,500	Exact Sciences Corp. (a)	10,313,775
50,145	Ligand Pharmaceuticals Inc. (a)	10,388,540
469,100	Natera, Inc. (a)	8,828,462
186,690	Portola Pharmaceuticals, Inc. (a)	7,051,281
224,785	Repligen Corp. (a)	10,573,886
50,795	Ultragenyx Pharmaceutical, Inc. (a)	3,904,612
		64,209,036
	Health Care Equipment & Supplies - 2.84%
121,878	Nevro Corp. (a)	9,731,958
197,100	Novocure Ltd. (a) (b)	6,169,230
		15,901,188
	Health Care Providers & Services - 1.74%
129,533	HealthEquity, Inc. (a)	9,727,928

	Health Care Technology - 4.72%
509,360	HMS Holdings Corp. (a)	11,012,364
125,470	Medidata Solutions, Inc. (a)	10,107,863
101,540	Omnicell, Inc. (a)	5,325,773
		26,446,000
	Life Sciences Tools & Services - 4.27%
70,865	Bio-Techne Corp.	10,484,477
85,090	Cambrex Corp. (a)	4,450,207
191,955	Syneos Health, Inc. (a)	9,002,689
		23,937,373
	Pharmaceuticals - 3.61%
252,305	Catalent, Inc. (a)	10,569,057
130,345	Supernus Pharmaceuticals Inc. (a)	7,801,148
93,140	Verrica Pharmaceuticals, Inc. (a)	1,837,652
		20,207,857
	Total Health Care (Cost $99,411,042)	160,429,382

	Industrials - 17.90%
	Air Freight & Logistics - 2.84%
369,210	Air Transport Services Group, Inc. (a)	8,340,454
258,485	Echo Global Logistics, Inc. (a)	7,560,686
		15,901,140
	Building Products - 1.34%
104,460	Masonite International Corp. (a) (b)	7,505,451

	Construction & Engineering - 3.36%
79,135	Dycom Industries, Inc. (a)	7,479,049
223,800	MasTec, Inc. (a)	11,357,850
		18,836,899
	Electrical Equipment - 1.50%
161,870	Generac Holdings, Inc. (a)	8,373,535

	Machinery - 4.41%
337,085	Evoqua Water Technologies Corp. (a)	6,910,242
61,615	John Bean Technologies Corp.	5,477,574
562,110	Kornit Digital Ltd. (a) (b)	10,005,558
47,925	Sun Hydraulics Corp.	2,309,506
		24,702,880
	Professional Services - 2.92%
94,523	ICF International, Inc.	6,715,859
155,410	Korn/Ferry International	9,624,542
		16,340,401
	Trading Companies & Distributors - 1.53%
21,790	SiteOne Landscape Supply, Inc. (a)	1,829,706
256,975	Univar Inc. (a)	6,743,024
		8,572,730
	Total Industrials (Cost $85,724,597)	100,233,036

	Information Technology - 28.57%
	Communications Equipment - 1.59%
153,920	Lumentum Holdings, Inc. (a)	8,911,968

	Electronic Equipment, Instruments & Components - 2.72%
162,230	II-VI, Inc. (a)	7,048,894
95,210	Universal Display Corp.	8,188,060
		15,236,954
	Internet Software & Services - 9.92%
211,195	Five9, Inc. (a)	7,301,011
71,770	LogMeIn, Inc.	7,410,252
271,926	Mimecast Ltd (a) (b)	11,206,070
172,715	SendGrid, Inc. (a)	4,580,402
90,585	The Trade Desk, Inc. - Class A (a)	8,496,873
295,325	Twilio Inc. - Class A (a)	16,544,107
		55,538,715
	IT Services - 2.47%
295,450	GreenSky, Inc. (a)	6,248,767
121,021	InterXion Holding NV (a) (b)	7,554,131
		13,802,898
	Semiconductors & Semiconductor Equipment - 4.07%
134,565	Inphi Corp. (a)	4,388,165
77,445	Monolithic Power Systems Inc	10,352,073
171,415	Semtech Corp. (a)	8,065,076
		22,805,314
	Software - 7.80%
530,675	8x8, Inc. (a)	10,640,034
135,955	CyberArk Software Ltd. (a) (b)	8,559,727
156,510	Paylocity Holding Corp. (a)	9,212,178
259,045	PROS Holdings, Inc. (a)	9,473,276
77,585	Varonis Systems, Inc. (a)	5,780,082
		43,665,297
	Total Information Technology (Cost $100,022,135)	159,961,146

	Materials - 2.59%
	Construction Materials - 2.59%
302,373	Summit Materials, Inc. - Class A (a)	7,937,291
125,360	US Concrete Inc. (a)	6,581,400
	Total Materials (Cost $14,429,736)	14,518,691

	TOTAL COMMON STOCKS (Cost $377,001,561)	529,294,846

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.22%
	Real Estate - 4.22%
538,300	CoreCivic, Inc.	12,859,987
184,130	CyrusOne Inc	10,745,827
	Total Real Estate (Cost $21,358,777)	23,605,814

	TOTAL REITS (Cost $21,358,777)	23,605,814

	SHORT TERM INVESTMENT - 5.58%
	Investment Company - 5.58%
31,260,011	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.76% (c)	31,260,011
	Total Investment Company	31,260,011

	TOTAL SHORT TERM INVESTMENT (Cost $31,260,011)	31,260,011

	Total Investments (Cost $429,620,349) - 104.33%	584,160,671
	Liabilities in Excess of Other Assets - (4.33)%	(24,227,221)
	TOTAL NET ASSETS - 100.00%	$559,933,450

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $51,000,167 (9.11% of net assets) at June 30, 2018.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2018.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows*:

Cost of investments	$429,620,349
Gross unrealized appreciation	169,170,394
Gross unrealized depreciation	(14,630,072)
Net unrealized appreciation	$154,540,322

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2018, none of the Buffalo Funds held fair valued securities. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”). The fair valuation trigger was not met on June 30, 2018 and the fair value price was not applied.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

When the Buffalo International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Buffalo International Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the portfolio holdings. China has, and may continue to adopt, internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in China. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Buffalo International Fund’s ability to repatriate both investment capital and income, which could undermine the value of the portfolio holdings and potentially place the Buffalo International Fund’s assets at risk of total loss. Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2018

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2018. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,791,800,466	-	-	$1,791,800,466
REITs	46,218,702	-	-	46,218,702
Short Term Investment	156,489,586	-	-	156,489,586
Total*	$1,994,508,754	$-	-	$1,994,508,754

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$52,555,741	-	-	$52,555,741
Convertible Preferred Stock	391,805	-	-	391,805
REITs	1,698,550	-	-	1,698,550
Short Term Investment	4,316,692	-	-	4,316,692
Total*	$58,962,788	$-	-	$58,962,788

Buffalo Emerging Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$84,339,791	-	-	$84,339,791
REIT	2,780,897	-	-	2,780,897
Short Term Investment	6,791,140	-	-	6,791,140
Total*	$93,911,828	-	-	$93,911,828

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$606,903,460	-	-	$606,903,460
REITs	17,356,674	-	-	17,356,674
Convertible Bonds	-	17,381,773	-	17,381,773
Corporate Bonds	-	35,000,946	-	35,000,946
Short Term Investment	15,236,142	-	-	15,236,142
Total*	$639,496,276	$52,382,719	-	$691,878,995
Written Options	615,040	-	-	615,040

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$191,568,183	-	-	$191,568,183
REITs	5,614,648	-	-	5,614,648
Short Term Investment	9,367,381	-	-	9,367,381
Total*	$206,550,212	-	-	$206,550,212

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,885,328	-	-	$2,885,328
REIT	-	1,074,327	-	1,074,327
Convertible Bonds	-	17,671,471	-	17,671,471
Corporate Bonds	-	143,789,952	-	143,789,952
Bank Loans	-	45,868,922	-	45,868,922
Short Term Investment	9,517,730	-	-	9,517,730
Total*	$12,403,058	$208,404,672	-	$220,807,730

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$72,094,442	193,644,522	-	$265,738,964
Short Term Investment	17,771,438	-	-	17,771,438
Total*	$89,865,880	193,644,522	-	$283,510,402

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$63,543,038	-	-	$63,543,038
REIT	1,638,311	-	-	1,638,311
Short Term Investment	2,424,501	-	-	2,424,501
Total*	$67,605,850	-	-	$67,605,850

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$146,507,054	-	-	$146,507,054
REIT	2,471,438	-	-	2,471,438
Short Term Investment	2,263,576	-	-	2,263,576
Total*	$151,242,068	-	-	$151,242,068

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$529,294,846	-	-	$529,294,846
REITs	23,605,814	-		23,605,814
Short Term Investment	31,260,011	-	-	31,260,011
Total*	$584,160,671	-	-	$584,160,671

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2018:
Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Level 3
Fair Value as of 3/31/2018	$260,625
Transfer out of Level 3*	(260,625)
Fair Value as of 6/30/2018	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

* The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund. The Buffalo High Yield Fund and the Buffalo International Fund had the following transfers. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

Transfers: Level 1 into Level 2
High Yield	$1,117,930
International	$174,345,082

Transfers: Level 3 into Level 2
High Yield	$260,625

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2018.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the year ended June 30, 2018. For the year ended June 30, 2018, the quarterly average gross notional amount of derivatives held by the Fund was $22,660,860, representing holdings in written options. The Fund utilizes these written options as a substitute for a comparable market position in the respective underlying security of the written options.  As of June 30, 2018, the Buffalo Flexible Income Fund was invested in written option contracts.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2018:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$ 615,040

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of June 30, 2018:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$ 133,905

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$ (286,483)

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (MNA) and net of related collateral received or pledged, if any, as of June 30, 2018:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNAs

Liabilities:				Gross Amounts not offset in the statement of financial position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments	Collateral Pledged/Received	Net Amount
Description
Written Options	$615,040	$-	$615,040	$615,040	$-	$-
	$615,040	$-	$615,040	$615,040	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By  /s/ Clay E. Brethour
Clay E. Brethour,
President and Treasurer

Date   August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By  /s/ Clay E. Brethour
Clay E. Brethour,
President and Treasurer

Date   August 27, 2018